Accrued Payroll And Other Liabilities	12 Months Ended
Dec. 31, 2013
Accrued Payroll And Other Liabilities [Abstract]
Accrued Payroll And Other Liabilities

9.Accrued payroll and other liabilities

Accrued payroll and other liabilities consist of the following at year end:

	2013	2012
Current:
Accrued payroll.....................................................................................	$101,183	$110,499
Long-term incentive plan.......................................................................	3,620	8,843
Accrued expenses.................................................................................	25,931	17,908
Amnesty program...................................................................................	2,220	10,236
Other liabilities.......................................................................................	9,016	3,204
	$141,970	$150,690

Non-current:
Long-term incentive plan.......................................................................	$ 1,302	$2,968
Amnesty program...................................................................................	15,598	20,210
Other liabilities.......................................................................................	18,546	16,937
	$35,446	$40,115